Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of income tax expense
The components of income tax expense were:

	Year ended December 31,
(in millions)	2014	2013	2012
Current:
Federal	$7,321	4,601	9,141
State and local	520	736	1,198
Foreign	112	91	61
Total current	7,953	5,428	10,400
Deferred:
Federal	2,117	4,457	(1,151)
State and local	224	522	(166)
Foreign	13	(2)	20
Total deferred	2,354	4,977	(1,297)
Total	$10,307	10,405	9,103

Schedule of net deferred tax asset (liability)
The tax effects of our temporary differences that gave rise to significant portions of our deferred tax assets and liabilities are presented in the following table.

	December 31,
(in millions)	2014	2013
Deferred tax assets
Allowance for loan losses	$4,592	5,227
Deferred compensation and employee benefits	4,608	4,283
Accrued expenses	1,213	1,247
PCI loans	1,935	2,150
Basis difference in investments	382	1,084
Net operating loss and tax credit carry forwards	631	773
Other	1,318	1,720
Total deferred tax assets	14,679	16,484
Deferred tax assets valuation allowance	(426)	(457)
Deferred tax liabilities
Mortgage servicing rights	(5,860)	(6,657)
Leasing	(4,057)	(4,274)
Mark to market, net	(7,635)	(5,761)
Intangible assets	(1,494)	(1,885)
Net unrealized gains on investment securities	(2,737)	(1,155)
Insurance reserves	(2,087)	(2,068)
Other	(1,635)	(1,733)
Total deferred tax liabilities	(25,505)	(23,533)
Net deferred tax liability (1)	$(11,252)	(7,506)

(1)	Included in accrued expenses and other liabilities.

Effective income tax expense and rate

	December 31,
	2014		2013		2012
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate
Statutory federal income tax expense and rate	$11,677	35.0%	$11,299	35.0%	$9,800	35.0%
Change in tax rate resulting from:
State and local taxes on income, net of federal income tax benefit	971	2.9	964	3.0	856	3.1
Tax-exempt interest	(550)	(1.6)	(490)	(1.5)	(414)	(1.5)
Excludable dividends	(70)	(0.2)	(49)	(0.2)	(132)	(0.5)
Tax credits	(1,074)	(3.2)	(967)	(3.0)	(815)	(2.9)
Life insurance	(179)	(0.5)	(173)	(0.5)	(524)	(1.9)
Leveraged lease tax expense	158	0.5	302	0.9	347	1.2
Other	(626)	(2.0)	(481)	(1.5)	(15)	—
Effective income tax expense and rate	$10,307	30.9%	$10,405	32.2%	$9,103	32.5%

Change in unrecognized tax benefits
The change in unrecognized tax benefits follows:

	Year ended December 31,
(in millions)	2014	2013
Balance at beginning of year	$5,528	6,069
Additions:
For tax positions related to the current year	412	427
For tax positions related to prior years	324	283
Reductions:
For tax positions related to prior years	(213)	(540)
Lapse of statute of limitations	(50)	(74)
Settlements with tax authorities	(999)	(637)
Balance at end of year	$5,002	5,528